CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
OPERATING REVENUES	$ 3,296	$ 4,939
EXPENSES:
Commissions	(21)	(62)
Voyage expenses	(854)	(74)
Vessel operating expenses	(2,878)	(1,817)
General and administrative expenses	(28,825)	(4,916)
Depreciation and amortization expenses	(1,392)	(3,998)
Total Expenses	(33,970)	(10,867)
Operating loss from continuing operations	(30,674)	(5,928)
OTHER (EXPENSES) / INCOME, NET:
Interest and finance expense	(5,540)	(12,685)
Otherincome / (expense), net	736	(3,250)
Total other expenses, net	(4,804)	(15,935)
Loss before equity in net earnings in Joint Ventures	(35,478)	(21,863)
Loss from investments in Joint Ventures	(1,217)	(1,934)
Loss from continuing operations	(36,695)	(23,797)
(Loss) / Income from discontinued operations	(8,468)	27,985
Net (loss) / income	(45,163)	4,188
Less: Net loss attributable to the noncontrolling interest	678	943
Net (loss) / income attributable to NewLead Holdings' Shareholders	$ (44,485)	$ 5,131
Loss per share:
Continuing operations (in dollars per share)	$ (1.12)	$ (24.15)
Discontinued operations (in dollars per share)	$ (0.26)	$ 28.40
Total (in dollars per share)	$ (1.36)	$ 5.21
Weighted average number of shares:
Basic and diluted (in shares)	32,646,929	985,530